Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2023	2024	2025
	(in thousands)
Components of lease expenses
Operating lease cost	$3,833	$4,665	$4,995
Short-term lease, and variable lease cost	861	997	1,571

Total lease expenses	$4,694	$5,662	$6,566

Schedule of supplemental cash flow information related to leases
	Year ended December 31,
	2023	2024	2025
	(in thousands)
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$3,391	$4,316	$4,615

Schedule of maturities of lease liabilities
(in thousands)
Year Ending December 31,
2026	$5,151
2027	5,614
2028	5,334
2029	4,242
2030	2,539
Thereafter	3,174
Total operating lease payments	$26,054
Less: imputed interest	(2,552)

Total	$23,502